Eaton Vance
Tax-Advantaged Global Dividend Income Fund
January 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 106.1%
Security	Shares	Value
Aerospace & Defense — 2.0%
BAE Systems PLC	1,099,194	$ 16,615,663
Safran SA	58,807	14,578,036
		$ 31,193,699
Air Freight & Logistics — 1.6%
GXO Logistics, Inc.(1)	294,030	$ 13,363,663
United Parcel Service, Inc., Class B	99,390	11,353,320
		$ 24,716,983
Banks — 10.8%
Banco Santander SA	2,760,421	$ 14,145,787
Barclays PLC	4,020,572	14,735,372
Citigroup, Inc.	189,425	15,424,878
HDFC Bank Ltd.	772,249	15,115,509
HSBC Holdings PLC	1,278,324	13,350,966
KBC Group NV	149,932	11,500,946
Nordea Bank Abp	1,586,995	18,875,802
Societe Generale SA	678,419	21,960,447
Swedbank AB, Class A	620,388	13,507,983
Toronto-Dominion Bank	330,207	18,837,487
Truist Financial Corp.	284,510	13,548,366
		$ 171,003,543
Beverages — 1.2%
Diageo PLC	269,913	$ 8,040,820
Pernod Ricard SA	102,438	11,699,368
		$ 19,740,188
Biotechnology — 1.4%
CSL Ltd.	125,210	$ 21,616,601
		$ 21,616,601
Broadline Retail — 4.3%
Amazon.com, Inc.(1)(2)	286,432	$ 68,079,158
		$ 68,079,158
Capital Markets — 0.9%
Charles Schwab Corp.	162,873	$ 13,472,855
		$ 13,472,855
Diversified Telecommunication Services — 1.5%
Telstra Group Ltd.	5,094,715	$ 12,438,187
Security	Shares	Value
Diversified Telecommunication Services (continued)
Zegona Communications PLC(1)	2,019,306	$ 11,749,827
		$ 24,188,014
Electric Utilities — 1.9%
Enel SpA	353,793	$ 2,514,650
Iberdrola SA	720,706	10,184,701
NextEra Energy, Inc.(2)	253,230	18,121,139
		$ 30,820,490
Electrical Equipment — 2.4%
AMETEK, Inc.	126,697	$ 23,383,198
Schneider Electric SE	55,833	14,160,625
		$ 37,543,823
Electronic Equipment, Instruments & Components — 3.6%
CDW Corp.	102,580	$ 20,427,781
Halma PLC	586,409	21,967,629
Keyence Corp.	34,690	14,941,286
		$ 57,336,696
Entertainment — 1.8%
Walt Disney Co.(2)	254,717	$ 28,798,304
		$ 28,798,304
Financial Services — 2.8%
Global Payments, Inc.(2)	141,729	$ 15,994,118
Visa, Inc., Class A(3)	81,437	27,835,166
		$ 43,829,284
Food Products — 1.6%
Nestle SA	297,005	$ 25,227,790
		$ 25,227,790
Gas Utilities — 0.5%
Snam SpA	1,698,586	$ 7,855,033
		$ 7,855,033
Health Care Equipment & Supplies — 3.5%
Alcon AG	90,520	$ 8,260,297
Boston Scientific Corp.(1)(2)	131,157	13,425,231
Coloplast AS, Class B	107,040	12,327,533
Intuitive Surgical, Inc.(1)(2)	24,879	14,227,802
Straumann Holding AG	49,721	7,051,216
		$ 55,292,079

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services — 1.5%
Amplifon SpA	473,422	$ 12,651,655
UnitedHealth Group, Inc.	21,144	11,470,408
		$ 24,122,063
Health Care REITs — 0.5%
Healthpeak Properties, Inc.	381,414	$ 7,880,013
		$ 7,880,013
Hotels, Restaurants & Leisure — 6.1%
Amadeus IT Group SA	297,003	$ 21,733,952
Aramark(3)	447,103	17,396,778
Compass Group PLC	1,025,143	35,320,653
InterContinental Hotels Group PLC	94,981	12,664,891
Marriott International, Inc., Class A	35,561	10,333,671
		$ 97,449,945
Household Products — 1.4%
Essity AB, Class B	200,201	$ 5,070,244
Reckitt Benckiser Group PLC	266,776	17,641,560
		$ 22,711,804
Industrial Conglomerates — 1.8%
Siemens AG	132,645	$ 28,435,913
		$ 28,435,913
Insurance — 4.4%
AIA Group Ltd.	1,809,113	$ 12,718,325
Allstate Corp.	52,693	10,134,445
American International Group, Inc.(2)	318,869	23,487,891
Prudential PLC	1,474,450	12,270,271
RenaissanceRe Holdings Ltd.	46,921	10,912,886
		$ 69,523,818
Interactive Media & Services — 4.2%
Alphabet, Inc., Class C	321,121	$ 66,022,478
		$ 66,022,478
Life Sciences Tools & Services — 1.1%
Danaher Corp.	80,922	$ 18,024,566
		$ 18,024,566
Machinery — 2.1%
Ingersoll Rand, Inc.	119,099	$ 11,171,486
Parker-Hannifin Corp.	31,716	22,424,798
		$ 33,596,284
Security	Shares	Value
Metals & Mining — 1.4%
Anglo American PLC	344,837	$ 10,097,236
Kobe Steel Ltd.	370,594	3,945,875
Rio Tinto Ltd.	111,501	8,030,405
		$ 22,073,516
Multi-Utilities — 0.4%
CMS Energy Corp.	88,870	$ 5,865,420
		$ 5,865,420
Oil, Gas & Consumable Fuels — 2.9%
ConocoPhillips(2)	221,679	$ 21,908,536
EOG Resources, Inc.	174,931	22,004,570
Repsol SA	206,562	2,400,641
		$ 46,313,747
Personal Care Products — 0.8%
L'Oreal Prime De Fidelite(1)	18,474	$ 6,854,448
L'Oreal SA	13,788	5,115,792
		$ 11,970,240
Pharmaceuticals — 6.3%
AstraZeneca PLC	227,626	$ 31,953,127
Eli Lilly & Co.(2)	28,577	23,178,233
Novo Nordisk AS, Class B	248,770	21,002,309
Zoetis, Inc.(2)	143,217	24,475,785
		$ 100,609,454
Professional Services — 2.7%
Recruit Holdings Co. Ltd.	202,565	$ 14,137,451
RELX PLC	209,621	10,409,029
Robert Half, Inc.(2)	145,410	9,421,114
Verisk Analytics, Inc.	30,230	8,689,311
		$ 42,656,905
Residential REITs — 0.9%
Invitation Homes, Inc.	448,599	$ 13,973,859
		$ 13,973,859
Semiconductors & Semiconductor Equipment — 10.1%
ASML Holding NV	42,489	$ 31,431,794
Broadcom, Inc.	98,277	21,745,752
Infineon Technologies AG	485,481	15,961,886
Micron Technology, Inc.	232,720	21,233,373
NVIDIA Corp.(2)	415,287	49,863,510

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	52,695	$ 11,030,117
Tokyo Electron Ltd.	55,833	9,418,126
		$ 160,684,558
Software — 7.6%
Adobe, Inc.(1)	53,076	$ 23,218,096
Intuit, Inc.	25,603	15,400,460
Microsoft Corp.(2)(3)	196,076	81,383,305
		$ 120,001,861
Specialty Retail — 0.9%
TJX Cos., Inc.	111,501	$ 13,914,210
		$ 13,914,210
Technology Hardware, Storage & Peripherals — 3.1%
Apple, Inc.	208,134	$ 49,119,624
		$ 49,119,624
Textiles, Apparel & Luxury Goods — 1.7%
Cie Financiere Richemont SA, Class A	60,652	$ 11,725,155
LVMH Moet Hennessy Louis Vuitton SE	21,008	15,365,342
		$ 27,090,497
Tobacco — 0.8%
Imperial Brands PLC	390,683	$ 13,176,817
		$ 13,176,817
Trading Companies & Distributors — 1.6%
IMCD NV	165,846	$ 25,971,539
		$ 25,971,539
Total Common Stocks (identified cost $1,387,209,198)		$1,681,903,671

Corporate Bonds — 13.4%
Security	Principal Amount (000's omitted)	Value
Banks — 8.5%
Banco Bilbao Vizcaya Argentaria SA:
6.125% to 11/16/27(4)(5)	$3,800	$ 3,665,308
9.375% to 3/19/29(4)(5)	2,200	2,404,844
Banco Davivienda SA, 6.65% to 4/22/31(4)(5)(6)	1,000	894,056
Banco de Credito e Inversiones SA, 8.75% to 2/8/29(4)(5)(6)	1,510	1,585,800
Security	Principal Amount (000's omitted)	Value
Banks (continued)
Banco Mercantil del Norte SA/Grand Cayman:
7.50% to 6/27/29(4)(5)(6)	$2,470	$ 2,389,760
7.625% to 1/10/28(4)(5)(6)	1,160	1,144,850
8.375% to 10/14/30(4)(5)(6)	1,105	1,108,820
8.375% to 5/20/31(4)(5)(6)	910	901,628
Banco Santander SA, 9.625% to 5/21/33(4)(5)	5,400	6,226,810
Bank of America Corp., Series TT, 6.125% to 4/27/27(4)(5)	2,338	2,369,860
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(5)	5,835	6,054,919
Bank of Nova Scotia:
4.90% to 6/4/25(4)(5)	1,625	1,623,999
8.00% to 1/27/29, 1/27/84(5)	1,190	1,244,134
8.625% to 10/27/27, 10/27/82(5)	3,960	4,185,447
Barclays PLC:
6.125% to 12/15/25(4)(5)	3,096	3,107,177
8.00% to 3/15/29(4)(5)	3,629	3,790,919
BBVA Bancomer SA, 8.45% to 6/29/33, 6/29/38(5)(6)	1,000	1,035,099
BNP Paribas SA:
4.625% to 2/25/31(4)(5)(6)	1,210	1,044,182
7.75% to 8/16/29(4)(5)(6)	1,710	1,772,926
Citigroup, Inc., Series W, 4.00% to 12/10/25(4)(5)	8,826	8,721,407
CoBank ACB, 7.25% to 7/1/29(4)(5)	1,760	1,800,543
Deutsche Bank AG, 6.00% to 10/30/25(4)(5)	800	796,421
Farm Credit Bank of Texas, 7.75% to 6/15/29(4)(5)	2,898	3,010,442
HSBC Holdings PLC, 4.60% to 12/17/30(4)(5)	3,637	3,241,466
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(4)(5)	3,676	3,618,872
ING Groep NV, 8.00% to 5/16/30(4)(5)(7)	4,350	4,577,396
JPMorgan Chase & Co., Series KK, 3.65% to 6/1/26(4)(5)	7,203	7,037,399
NatWest Group PLC, 4.60% to 6/28/31(4)(5)	752	650,090
PNC Financial Services Group, Inc., Series V, 6.20% to 9/15/27(4)(5)	2,475	2,502,581
Regions Financial Corp., Series D, 5.75% to 6/15/25(4)(5)	2,250	2,252,486
Royal Bank of Canada, 7.50% to 5/2/29, 5/2/84(5)	3,470	3,601,208
Societe Generale SA:
5.375% to 11/18/30(4)(5)(6)	4,948	4,364,061
9.375% to 11/22/27(4)(5)(6)	662	696,791
10.00% to 11/14/28(4)(5)(6)	950	1,037,061
State Street Corp., Series J, 6.70% to 9/15/29(4)(5)	2,320	2,372,666
Sumitomo Mitsui Financial Group, Inc., 6.60% to 6/5/34(4)(5)	3,660	3,705,790
Swedbank AB, 7.75% to 3/17/30(4)(5)(7)	4,600	4,769,791
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(5)	5,625	5,891,423

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Banks (continued)
Truist Financial Corp., Series Q, 5.10% to 3/1/30(4)(5)	$4,161	$ 4,021,603
UBS Group AG:
4.375% to 2/10/31(4)(5)(6)	2,750	2,408,716
6.85% to 9/10/29(4)(5)(6)	1,700	1,708,051
9.25% to 11/13/33(4)(5)(6)	2,950	3,414,660
UniCredit SpA, 7.296% to 4/2/29, 4/2/34(5)(6)	3,765	3,947,119
Wells Fargo & Co., Series BB, 3.90% to 3/15/26(4)(5)	8,820	8,671,242
		$ 135,369,823
Capital Markets — 0.3%
Charles Schwab Corp., Series H, 4.00% to 12/1/30(4)(5)	$5,960	$ 5,297,107
		$ 5,297,107
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95% to 12/10/29, 3/10/55(5)	$1,010	$ 1,035,841
Air Lease Corp., Series B, 4.65% to 6/15/26(4)(5)	3,579	3,501,283
Alpha Holding SA de CV:
9.00%, 2/10/25(6)(8)	3,050	38,122
10.00%, 12/19/22(6)(8)	443	5,532
American AgCredit Corp., Series A, 5.25% to 6/15/26(4)(5)(6)	5,139	5,022,545
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(5)	1,200	1,155,152
Goldman Sachs Group, Inc.:
Series V, 4.125% to 11/10/26(4)(5)	1,046	1,012,159
Series W, 7.50% to 2/10/29(4)(5)	2,425	2,564,367
Unifin Financiera SAB de CV:
7.375%, 2/12/26(6)(8)(9)	1,325	0
7.375%, 2/12/26(6)(8)(9)	1,325	0
		$ 14,335,001
Electric Utilities — 1.0%
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(4)(5)	$1,941	$ 1,893,749
Edison International, Series B, 5.00% to 12/15/26(4)(5)	757	680,934
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(5)	3,025	3,064,252
PG&E Corp., 7.375% to 12/15/29, 3/15/55(5)	3,390	3,302,198
Sempra, 4.125% to 1/1/27, 4/1/52(5)	4,252	4,040,848
Southern Co., Series 21-A, 3.75% to 6/15/26, 9/15/51(5)	2,980	2,897,503
		$ 15,879,484
Security	Principal Amount (000's omitted)	Value
Financial Services — 0.2%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(4)(5)	$2,686	$ 2,583,838
		$ 2,583,838
Food Products — 0.4%
Land O' Lakes, Inc., 8.00%(4)(6)	$5,982	$ 5,632,890
		$ 5,632,890
Independent Power and Renewable Electricity Producers — 0.2%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(5)	$2,886	$ 2,756,411
		$ 2,756,411
Insurance — 0.9%
Allianz SE, 3.50% to 11/17/25(4)(5)(6)	$2,800	$ 2,732,241
Athene Holding Ltd., 6.625% to 7/15/34, 10/15/54(5)	1,920	1,915,326
Global Atlantic Fin Co., 7.95% to 7/15/29, 10/15/54(5)(6)	3,430	3,595,936
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(5)(6)	6,337	6,064,534
		$ 14,308,037
Oil and Gas — 0.4%
BP Capital Markets PLC, 6.125% to 3/18/35(4)(5)	$3,450	$ 3,410,411
Petroleos Mexicanos, 6.50%, 3/13/27	2,750	2,654,729
		$ 6,065,140
Pipelines — 0.4%
Enbridge, Inc., Series NC5, 8.25% to 10/15/28, 1/15/84(5)	$5,668	$ 6,016,661
		$ 6,016,661
Telecommunications — 0.2%
Rogers Communications, Inc., 5.25% to 3/15/27, 3/15/82(5)(6)	$3,750	$ 3,678,083
		$ 3,678,083
Total Corporate Bonds (identified cost $212,613,218)		$ 211,922,475

Preferred Stocks — 1.3%
Security	Shares	Value
Banks — 0.1%
Citizens Financial Group, Inc., Series H, 7.375%	16,092	$ 428,369

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
KeyCorp, Series H, 6.20% to 12/15/27(5)	47,900	$ 1,170,197
		$ 1,598,566
Capital Markets — 0.2%
Affiliated Managers Group, Inc., 4.75%	143,480	$ 2,677,337
		$ 2,677,337
Electric Utilities — 0.4%
Brookfield BRP Holdings Canada, Inc.:
4.625%	130,175	$ 2,052,860
7.25%	79,518	1,992,721
SCE Trust IV, Series J, 5.375% to 9/15/25(5)	12,679	285,911
SCE Trust V, Series K, 5.45% to 3/15/26(5)	68,884	1,600,864
		$ 5,932,356
Insurance — 0.5%
American National Group, Inc.:
7.375%	86,700	$ 2,258,535
Series B, 6.625% to 9/1/25(5)	147,664	3,725,563
Aspen Insurance Holdings Ltd., 7.00%	48,000	1,216,800
		$ 7,200,898
Wireless Telecommunication Services — 0.1%
U.S. Cellular Corp., 5.50%	102,328	$ 2,266,565
		$ 2,266,565
Total Preferred Stocks (identified cost $21,575,848)		$ 19,675,722

Miscellaneous — 0.0%
Security	Principal Amount	Value
Construction & Engineering — 0.0%
Abengoa Abenewco 2 SA, Escrow Certificates(6)(8)(9)	$1,349,504	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 1.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.31%(10)	30,336,398	$ 30,336,398
Total Short-Term Investments (identified cost $30,336,398)		$ 30,336,398
Total Investments — 122.7%(11) (identified cost $1,651,734,662)		$1,943,838,266
Other Assets, Less Liabilities — (22.7)%		$ (359,044,558)
Net Assets — 100.0%		$1,584,793,708
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at January 31, 2025 pursuant to the Liquidity Agreement. The aggregate market value of securities on loan at January 31, 2025 was $321,838,923 and the total market value of the collateral received by State Street Bank and Trust Company was $331,230,506 comprised of cash.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(5)	Security converts to variable rate after the indicated fixed-rate coupon period.
(6)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2025, the aggregate value of these securities is $56,223,463 or 3.5% of the Fund's net assets.
(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2025, the aggregate value of these securities is $9,347,187 or 0.6% of the Fund's net assets.
(8)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(9)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(10)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2025.
(11)	The Fund has granted a security interest in all the Fund’s investments, unless otherwise pledged, in connection with the Liquidity Agreement.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	57.4%	$1,115,006,452
United Kingdom	11.2	218,416,006
France	4.3	84,488,454
Canada	3.2	62,154,757
Netherlands	3.2	61,980,729
Spain	3.1	60,762,043
Germany	2.5	47,926,461
Japan	2.4	46,148,528
Denmark	1.7	33,329,842
Italy	1.4	26,968,457
Switzerland	1.4	26,307,798
Hong Kong	1.3	24,988,596
Sweden	1.2	23,348,018
Australia	1.0	20,468,592
Finland	1.0	18,875,802
India	0.8	15,115,509
Bermuda	0.6	12,129,686
Belgium	0.6	11,500,946
Taiwan	0.6	11,030,117
South Africa	0.5	10,097,236
Mexico	0.5	9,278,540
Chile	0.1	1,585,800
Ireland	0.0(1)	1,035,841
Colombia	0.0(1)	894,056
Total Investments	100.0%	$1,943,838,266
(1)	Amount is less than 0.05%.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
E-Mini S&P 500 Index	168	Long	3/21/25	$ 50,964,900	$ 53,116
STOXX 600 Bank Index	(1,685)	Short	3/21/25	(20,237,697)	(163,966)
STOXX Europe 600 Index	(1,085)	Short	3/21/25	(30,390,643)	(1,566,628)
					$(1,677,478)
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts
At January 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.
Affiliated Investments
At January 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $30,336,398, which represents 1.9% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended January 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$13,631,352	$141,650,798	$(124,945,752)	$ —	$ —	$30,336,398	$120,200	30,336,398
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2025, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Communication Services	$ 94,820,782	$ 24,188,014	$ —	$ 119,008,796
Consumer Discretionary	109,723,817	96,809,993	—	206,533,810
Consumer Staples	—	92,826,839	—	92,826,839
Energy	43,913,106	2,400,641	—	46,313,747
Financials	149,648,092	148,181,408	—	297,829,500
Health Care	104,802,025	114,862,738	—	219,664,763
Industrials	99,806,890	124,308,256	—	224,115,146
Information Technology	293,422,018	93,720,721	—	387,142,739
Materials	—	22,073,516	—	22,073,516
Real Estate	21,853,872	—	—	21,853,872
Utilities	23,986,559	20,554,384	—	44,540,943
Total Common Stocks	$941,977,161	$739,926,510**	$ —	$1,681,903,671
Corporate Bonds	$ —	$211,922,475	$ 0	$ 211,922,475
Preferred Stocks:
Communication Services	2,266,565	—	—	2,266,565
Financials	11,476,801	—	—	11,476,801

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Utilities	$ 5,932,356	$ —	$ —	$ 5,932,356
Total Preferred Stocks	$ 19,675,722	$ —	$ —	$ 19,675,722
Miscellaneous	$ —	$ —	$ 0	$ 0
Short-Term Investments	30,336,398	—	—	30,336,398
Total Investments	$991,989,281	$951,848,985	$ 0	$1,943,838,266
Futures Contracts	$ 53,116	$ —	$ —	$ 53,116
Total	$992,042,397	$951,848,985	$ 0	$1,943,891,382
Liability Description
Futures Contracts	$ (1,730,594)	$ —	$ —	$ (1,730,594)
Total	$ (1,730,594)	$ —	$ —	$ (1,730,594)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2025 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.